Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes components of accumulated other comprehensive (loss) income
Qualifying Cash Flow Hedging Instruments, Beginning Balance	$ 745	$ 765	$ (19,269)
Qualifying Cash Flow Hedging Instruments, Purchase of 49% of Teekay Offshore Operating L.P.	1,162
Other comprehensive (loss) income net of tax	(2,461)	109	20,259
Net liabilities of dropdown predecessor		(129)	(225)
Qualifying Cash Flow Hedging Instruments, Ending Balance	(554)	745	765
Pension Adjustments, Beginning balance		(1,477)	(3,312)
Other comprehensive (loss) income net of tax pension adjustments		(909)	(1,233)
Net liabilities of dropdown predecessor		2,386	3,068
Pension Adjustments, Ending balance			(1,477)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	745	(712)	(22,581)
Other comprehensive (loss) income, Total	(2,461)	(800)	19,026
Net liabilities of dropdown predecessor		2,257	2,843
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ (554)	$ 745	$ (712)